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                    SEMIANNUAL REPORT AND PERFORMANCE UPDATE
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            [LOGO]
     NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)

                                                                     New England
                                                              Money Market Funds

                                                               [GRAPHIC OMITTED]
------------------
DECEMBER 31, 1996
------------------

                                                                   FEBRUARY 1997
-------------------------------------------------------------------------------
[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Taken together, 1995 and 1996 constituted the sixth strongest back-to-back years for the U.S. stock market since 1915, as measured by percentage gain in the Dow Jones Industrial Average (according to Bloomberg Business News).

Most New England Funds portfolio managers believe that the forces behind this rally -- low inflation, relatively stable interest rates and strong corporate profits -- will persist, at least for a time. Nevertheless, bull markets can suddenly turn quiet; they can decline modestly; or they can reverse course sharply. No one can predict what is ahead, nor can anyone guarantee whether the market's strength will extend even further in 1997 and beyond.

Maintain a Long-Term Perspective
Whatever the market's direction, you should be prepared to consider any short-term trends in the broader context of your long-term personal goals, including the accumulation of financial assets. One way to manage this important process is by diversifying your investments. While U.S. stocks have historically been the strongest performers, you may, depending on your financial goals and needs, also benefit from investing in various types of bond funds, and by participating in growing overseas markets.

Remember that each investment has its own unique risks. What's more, no strategy can assure a profit or protect against a loss. However, one time-tested approach is to invest regularly and stay invested -- in good times and bad -- to avoid the pitfall of guessing what the market might do in the short run.

Our Multiple-Adviser Approach Sets Us Apart
Many financial representatives recommend New England Funds to their clients because of our distinctive multiple-adviser approach. For each fund, we hand-pick a specific subadviser or subadvisers with significant experience and demonstrated skill in selecting investments that are in tune with that fund's stated objective. We call it matching the talent to the task.

Finally, it may interest you to learn that you are part of a major national trend. In 1996, nearly 37 million U.S. households owned mutual funds, according to the Investment Company Institute, an industry trade organization. Mutual funds are now a cornerstone of retirement, college and other investment plans for millions of Americans.

New England Funds has grown with the industry and is now over $6 billion in size. We thank you for helping us reach this important milestone, and look forward to serving your investment needs well into the future.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

For more information, including a prospectus for any New England Fund, please contact your financial representative or call the Investor Services and Marketing Group at 800-225-5478. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

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                         NEW ENGLAND MONEY MARKET FUNDS
-------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
-------------------------------------------------------------------------------


[graphic omitted]
   For two years running we're proud to announce that DALBAR, an independent evaluator of mutual fund service, has awarded New England Funds its Quality Tested Service Seal for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to earn this distinction in each of the last two years -- another reason why we are becoming known as the mutual fund company Where The Best Minds Meet(TM).

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                         NEW ENGLAND MONEY MARKET FUNDS
-------------------------------------------------------------------------------

                               QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

[PHOTO OF SCOTT NICHOLSON, BACK BAY ADVISORS, L.P.]

Q. How did New England Money Market Funds perform during the second half of 1996?

   The Funds continued to provide shareholders a stable cash reserve, maintaining a constant share price of $1.00* while delivering competitive money market yields. As was the case in the first half of the year, short-term interest rates remained volatile as the markets debated the strength of the economy and the outlook for inflation. Although short rates ended the year moderately below their early July highs, the Funds' dividend distributions remained fairly stable throughout the period. For the six-month period ended December 31, 1996, the Money Market Series and the U.S. Government Series generated total returns of 4.73% and 4.49%, respectively. The Funds' seven-day effective yields on December 31, 1996, were 4.65% and 4.49% respectively.

Q. How did you manage the Funds during the period?

   Although interest rates were volatile during the period, the actual indicator of the direction of short-term interest rates -- the overnight Federal Funds level -- remained unchanged. In this environment, we attempted to extend the portfolio's average days to maturity when interest rates rose and, conversely, to shorten that figure when rates reversed direction.

 * Money market funds are neither insured nor guaranteed by the U.S. government. These funds seek but cannot assure a stable net asset value of $1.00.

Q. What is your investment outlook for the months ahead?

   After a weak third quarter, Gross Domestic Product appears to have rebounded significantly in the last three months of the year. Despite few signs of rising inflation, fixed income investors continue to be concerned from time to time about the economy overheating. At this juncture, however, we do not foresee a significant sustained rise in short-term rates, and thus our recent investment strategy remains in place.

Q. How did New England Tax Exempt Money Market Trust perform during the second half of 1996?

[Photo of John Maloney, Back Bay Advisors, L.P.]

   New England Tax Exempt Money Market Trust posted strong performance for the six months ending December 31, 1996. The Fund's tax exempt seven-day yield on December 31, 1996 was 3.52%, which matches a taxable yield of 5.83% for an investor in the maximum federal income tax bracket of 39.6%. The seven-day effective SEC yield of 3.58% was equivalent to a taxable yield of 5.93%, for investors in the same tax bracket. The Fund continued to provide shareholders a stable cash reserve, maintaining a constant share price of $1.00*.

 * Money market funds are neither insured nor guaranteed by the U.S. government. These funds seek but cannot assure a fixed share price of $1.00. Some shareholders may be subject to the Alternative Minimum Tax (AMT).

Q. What was the investment backdrop for the Fund during the past six months?

   Moderate economic growth and well-contained inflation provided the foundation for a steady interest rate environment, which worked to the Fund's advantage. This type of climate provides a favorable setting for fixed-income investments in general, but supply and demand characteristics tend to have a greater impact on tax exempt money market performance than on the performance of other fixed-income funds.

   Seasonal factors influence the market's supply. Issuance of new securities typically peaks in June and July, forcing tax exempt money market rates higher. In December and January, these rates often rise again for two reasons: Supply increases and sellers try to reduce their inventories before year-end by raising rates to attract buyers.

Q. How did these factors affect your strategy?

   We sought to maximize the Fund's return by capitalizing on these seasonal occurrences. Going into June, we shortened the Fund's average maturity to 19 days and then extended it to 62 days by the end of July. Specifically, we invested in one-year notes while interest rates rose during these months. These are among the longest maturities in which the portfolio is permitted to invest. Instruments with longer maturities helped the Fund capture higher yields for the greatest length of time, while still maintaining its flexibility.

   In December, we increased the Fund's holdings in floating rate notes -- specifically, those with yields that adjust daily or weekly. The rates on these issues rose in comparison to alternative investments, again because of seasonal factors. In our opinion, they offered attractive relative value.

Q. What's your outlook for the months ahead?

   We are cautiously optimistic as we head into 1997. We expect the economy will continue to grow at a moderate pace and inflation to stay under control. While we are watchful for signs of inflation, we do not anticipate a significant rise and look for interest rates to remain relatively stable.

   We will continue to seek opportunity to maximize your Fund's tax-free yield while investing only in high quality short-term municipal securities. New England Tax Exempt Money Market Trust is managed in an effort to provide shareholders a secure and liquid anchor to a well-rounded investment portfolio and a competitive level of income that is free from federal tax.

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                         NEW ENGLAND MONEY MARKET FUNDS
-------------------------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/96*
-------------------------------------------------------------------------------

                                           6-MONTH      1-YEAR       5-YEAR
                                         (CLASS A&B)  (CLASS A&B)   (CLASS A)

  NEW ENGLAND CASH MANAGEMENT TRUST--       4.73%        4.70%        3.90%
  MONEY MARKET SERIES

  NEW ENGLAND CASH MANAGEMENT TRUST--       4.49         4.52         3.80
  U.S. GOVERNMENT SERIES

  NEW ENGLAND TAX EXEMPT                    3.17         3.17         2.76
  MONEY MARKET TRUST

 * Investment results in this table represent annual returns including reinvestment of distributions. Figures quoted above represent past performance and are not a guarantee of future results. Yields will fluctuate with changes in market conditions. The Trust's annualized yields for Class A and B for the 7-day period ended December 31, 1996 were 4.65% (Money Market Series), 4.49% (U.S. Government Series) and 3.52% (Tax Exempt Money Market Trust).

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                  CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
-------------------------------------------------------------------------------

Investments as of December 31, 1996
(Unaudited)

INVESTMENTS--99.5% OF TOTAL NET ASSETS

  FACE
 AMOUNT         DESCRIPTION                                                       VALUE (a)
-------------------------------------------------------------------------------------------------
                BANK NOTE--1.5%
$   10,000,000  First Union National Bank of North Carolina 4.89% 1/02/97 (b)      $ 10,000,000
                                                                                   ------------
                Total Bank Note (Cost $10,000,000)  .........................        10,000,000
                                                                                   ------------
                BANKERS ACCEPTANCE--1.5%
    10,000,000  Dai-Ichi Kangyo Bank, Ltd. 5.660%, 2/18/97  .................         9,924,533
                                                                                   ------------
                Total Bankers Acceptance (Cost $9,924,533)  .................         9,924,533
                                                                                   ------------
                CERTIFICATES OF DEPOSIT--11.3%
     5,000,000  Sumitomo Bank, Ltd. New York 5.640%, 1/06/97  ...............         4,999,884
     4,000,000  Bank of Montreal Chicago 5.420%, 1/10/97  ...................         3,999,364
     5,000,000  Commerzbank AG New York 5.470%, 1/10/97  ....................         5,000,012
    10,000,000  Sumitomo Bank, Ltd. New York 5.670%, 1/13/97  ...............         9,999,997
     5,000,000  Deutsche Bank AG New York 5.620%, 1/15/97  ..................         5,000,066
     6,000,000  Canadian Imperial 5.390%, 2/03/97  ..........................         5,999,766
     5,000,000  Deutsche Bank AG New York 5.570%, 2/03/97  ..................         4,999,394
     5,000,000  Sumitomo Bank, Ltd. New York 5.580%, 2/10/97  ...............         4,999,025
     5,000,000  Swiss Bank New York 5.300%, 3/04/97  ........................         4,996,274
     7,000,000  ABN Amro 5.500%, 4/15/97  ...................................         6,999,983
     5,000,000  Commerzbank AG New York 5.660%, 4/24/97  ....................         4,998,744
     7,000,000  Societe Generale New York 5.730%, 10/15/97  .................         7,007,459
     7,000,000  Deutsche Bank AG New York 5.550%, 11/10/97  .................         6,996,921
                                                                                   ------------
                Total Certificates Of Deposit (Cost $75,996,889)  ...........        75,996,889
                                                                                   ------------
                CERTIFICATES OF DEPOSIT (EURODOLLARS)--5.7%
    10,000,000  Sanwa Bank 5.490%, 1/21/97  .................................         9,997,858
    10,000,000  National Westminster Bank PLC 5.395%, 4/02/97  ..............         9,999,197
     8,000,000  Commerzbank AG London 5.540%, 4/04/97  ......................         7,996,375
    10,000,000  Deutsche Bank 6.065%, 9/12/97  ..............................        10,031,781
                                                                                   ------------
                Total Certificates Of Deposit (Eurodollars) (Cost $38,025,211)       38,025,211
                                                                                   ------------
                COMMERCIAL PAPER--81.0%
                AIRLINES--0.7%
     5,000,000  International Lease Finance Corp. 5.330%, 2/03/97  ..........         4,975,571
                                                                                   ------------
                AUTOMOTIVE & RELATED--9.3%
     5,000,000  General Motors Acceptance Corp. 5.650%, 1/02/97  ............         4,999,215
     2,000,000  General Motors Acceptance Corp. 5.830%, 1/07/97  ............         1,998,057
     5,000,000  General Motors Acceptance Corp. 5.340%, 1/16/97  ............         4,988,875
     5,000,000  American Honda Finance 5.700%, 1/23/97  .....................         4,982,583
     4,500,000  General Motors Acceptance Corp. 5.400%, 1/27/97  ............         4,482,645
     5,000,000  Ford Motor Credit Co. 5.520%, 1/28/97  ......................         4,979,300
     3,500,000  American Honda Finance 5.700%, 1/30/97  .....................         3,483,929
     6,000,000  General Motors Acceptance Corp. 5.340%, 1/30/97  ............         5,974,190
     5,000,000  General Motors Acceptance Corp. 5.340%, 1/31/97  ............         4,977,750
     5,000,000  General Motors Acceptance Corp. 5.380%, 2/06/97  ............         4,973,100
     5,000,000  Ford Motor Credit Co. 5.310%, 2/27/97  ......................         4,957,963
     5,000,000  Ford Motor Credit Co. 5.340%, 3/28/97  ......................         4,936,217
     7,000,000  Ford Motor Credit Co. 5.280%, 8/27/97  ......................         6,755,653
                                                                                   ------------
                                                                                     62,489,477
                                                                                   ------------
                BANKS--20.9%
    10,000,000  UBS Finance Delaware, Inc. 8.000%, 1/02/97  .................         9,997,778
    10,000,000  Barclays Bank PLC 5.440%, 1/03/97  ..........................         9,996,978
     5,000,000  BNP Canada 5.400%, 1/06/97  .................................         4,996,250
     3,500,000  BNP Canada 5.450%, 1/09/97  .................................         3,495,761
     7,000,000  Societe Generale Canada 5.370%, 1/22/97  ....................         6,978,072
     4,000,000  BNP Canada 5.620%, 1/31/97  .................................         3,981,267
     5,000,000  Norwest Corp. 5.300%, 2/07/97  ..............................         4,972,764
     9,650,000  Svenska Handelsbanken, Inc. 5.340%, 2/12/97  ................         9,589,880
     5,000,000  Commerzbank AG New York 5.400%, 3/03/97  ....................         4,954,250
    13,000,000  Societe Generale Canada 5.420%, 3/05/97  ....................        12,876,695
     4,000,000  BNP Canada 5.440%, 3/18/97  .................................         3,954,062
     4,700,000  Svenska Handelsbanken 5.450%, 3/24/97  ......................         4,641,655
    10,000,000  National Westminster Bank PLC 5.420%, 3/26/97  ..............         9,873,533
     5,000,000  Svenska Handelsbanken, Inc. 5.330%, 3/26/97  ................         4,937,817
    10,000,000  National Westminster Bank PLC 5.460%, 4/01/97  ..............         9,863,500
     3,000,000  Societe Generale Canada 5.400%, 4/07/97  ....................         2,956,800
     5,000,000  Svenska Handelsbanken 5.330%, 4/30/97  ......................         4,911,907
     8,000,000  BNP Canada 5.320%, 5/01/97  .................................         7,858,133
     5,000,000  ABN Amro 5.420%, 5/30/97  ...................................         4,887,836
     8,000,000  BNP Canada 5.350%, 6/10/97  .................................         7,809,778
     7,000,000  ABN Amro Bank NV New York 5.410%, 9/19/97  ..................         6,725,444
                                                                                   ------------
                                                                                    140,260,160
                                                                                   ------------
                DIVERSIFIED CONGLOMERATES--2.5%
     3,000,000  USAA Capital Corp. 5.320%, 2/03/97  .........................         2,985,370
     7,000,000  USAA Capital Corp. 5.450%, 2/21/97  .........................         6,945,954
     6,500,000  USAA Capital Corp. 5.320%, 2/25/97  .........................         6,447,170
                                                                                   ------------
                                                                                     16,378,494
                                                                                   ------------
                DRUGS--1.6%
     6,000,000  American Home Products Corp. 5.330%, 1/28/97  ...............         5,976,015
     5,000,000  American Home Products Corp. 5.320%, 2/10/97  ...............         4,970,445
                                                                                   ------------
                                                                                     10,946,460
                                                                                   ------------
                FINANCE--22.1%
     5,000,000  Household Finance Corp. 5.430%, 1/07/97  ....................         4,995,475
     5,000,000  Heller Financial, Inc. 5.400%, 1/09/97  .....................         4,994,000
     6,000,000  General Electric Capital Corp. 5.390%, 1/10/97  .............         5,991,915
     8,000,000  Transamerica Financial Group 5.410%, 1/14/97  ...............         7,984,371
     5,000,000  General Electric Capital Corp. 5.580%, 1/16/97  .............         4,988,375
     5,000,000  Avco Financial Services, Inc. 5.330%, 1/17/97  ..............         4,988,156
    10,000,000  Barclays Bank PLC New York 5.620%, 1/21/97  .................        10,000,040
     5,000,000  Household Finance Corp. 5.370%, 1/21/97  ....................         4,985,083
     6,525,000  Transamerica Financial Group 5.550%, 1/22/97  ...............         6,503,875
     5,000,000  Heller Financial, Inc. 5.430%, 1/24/97  .....................         4,982,654
     7,000,000  Household Finance Corp. 5.320%, 1/24/97  ....................         6,976,208
     5,000,000  Household Finance Corp. 5.320%, 1/27/97  ....................         4,980,789
     6,000,000  Heller Financial, Inc. 5.530%, 1/29/97  .....................         5,974,193
     5,000,000  Household Finance Corp. 5.350%, 2/06/97  ....................         4,973,250
     5,000,000  General Electric Capital Corp. 5.600%, 2/10/97  .............         4,968,889
     5,000,000  Beneficial Corporation 5.470%, 2/24/97  .....................         4,958,975
     4,000,000  General Electric Capital Corp. 5.600%, 2/24/97  .............         3,966,400
     5,000,000  Avco Financial Services, Inc. 5.310%, 2/28/97  ..............         4,957,225
     8,000,000  Heller Financial, Inc. 5.440%, 2/28/97  .....................         7,929,885
     8,000,000  Avco Financial Services, Inc. 5.290%, 3/24/97  ..............         7,903,604
     5,000,000  Beneficial Corporation 5.300%, 3/31/97  .....................         4,934,486
     5,000,000  American Express Credit Corp. 5.280%, 4/11/97  ..............         4,926,667
     8,000,000  American Express Credit Corp. 5.280%, 6/16/97  ..............         7,805,227
     7,000,000  General Electric Capital Corp. 5.360%, 6/16/97  .............         6,826,991
     6,000,000  American Express Credit Corp. 5.280%, 6/24/97  ..............         5,846,880
                                                                                   ------------
                                                                                    148,343,613
                                                                                   ------------
                FOOD-AGRIBUSINESS--1.5%
    10,000,000  Canadian Wheat Board 5.430%, 3/13/97  .......................         9,892,907
                                                                                   ------------
                GAS EXPLORATION--0.9%
     6,000,000  BP America, Inc. 6.750%, 1/02/97  ...........................         5,998,875
                                                                                   ------------
                INSURANCE--1.5%
     5,000,000  Prudential Funding Corp. 5.430%, 1/15/97  ...................         4,989,441
     5,000,000  American General Corp. 5.410%, 1/17/97  .....................         4,987,978
                                                                                   ------------
                                                                                      9,977,419
                                                                                   ------------
                SECURITIES--15.1%
     5,000,000  Merrill Lynch & Co. 5.600%, 1/06/97  ........................         4,996,111
     5,000,000  Lehman Brothers Holdings, Inc. 5.500%, 1/13/97  .............         4,990,833
     7,000,000  Lehman Brothers Holdings, Inc. 5.500%, 1/14/97  .............         6,986,097
     7,000,000  Merrill Lynch & Co. 5.440%, 1/23/97  ........................         6,976,729
     5,000,000  Merrill Lynch & Co. 5.450%, 1/23/97  ........................         4,983,347
     6,000,000  Merrill Lynch & Co. 5.440%, 1/24/97  ........................         5,979,147
     5,000,000  Lehman Brothers Holdings, Inc. 5.700%, 1/27/97  .............         4,979,417
     4,500,000  Merrill Lynch & Co. 5.350%, 1/29/97  ........................         4,481,275
     5,000,000  Lehman Brothers Holdings, Inc. 5.700%, 1/30/97  .............         4,977,042
    10,000,000  Morgan Stanley Group, Inc. 5.320%, 2/05/97  .................         9,948,278
    10,000,000  Goldman Sachs Group 5.420%, 2/07/97  ........................         9,944,294
     5,000,000  Goldman Sachs Group 5.330%, 2/14/97  ........................         4,967,428
     5,383,000  Lehman Brothers Holdings, Inc. 5.700%, 2/14/97  .............         5,345,498
     5,000,000  Merrill Lynch & Co. 5.300%, 3/19/97  ........................         4,943,319
     7,000,000  Goldman Sachs Group 5.300%, 5/05/97  ........................         6,872,211
    10,000,000  Goldman Sachs Group 5.320%, 7/07/97  ........................         9,723,656
                                                                                   ------------
                                                                                    101,094,682
                                                                                   ------------
                TRUCKING & FREIGHT FORWARDING--1.5%
     5,000,000  Paccar Financial Corp. 5.430%, 2/24/97  .....................         4,959,275
     5,000,000  Paccar Financial Corp. 5.400%, 6/13/97  .....................         4,877,750
                                                                                   ------------
                                                                                      9,837,025
                                                                                   ------------
                UTILITIES--1.9%
     5,500,000  Bell Atlantic Financial Services 5.850%, 1/08/97  ...........         5,493,744
     7,000,000  Southern California Edison Co. 5.330%, 1/13/97  .............         6,987,563
                                                                                   ------------
                                                                                     12,481,307
                                                                                   ------------
                Total Commercial Paper (Cost $532,675,990)  .................       532,675,990
                                                                                   ------------
                Total Investments-99.5% (Cost $666,622,623) (b) .............       666,622,623
                Other assets less liabilities  ..............................         3,477,677
                                                                                   ------------
                Total Net Assets-100% .......................................      $670,100,300
                                                                                   ============

(a) See Note 1a.
(b) The aggregate cost for federal income tax purposes was $666,622,623.

Percentage of Net Assets invested in obligations of foreign banks or foreign branches of U.S. Banks at December 31, 1996:
      Canada             1.49%        Japan             5.96%
      France             9.24%        Netherlands       2.78%
      Germany            7.46%        Sweden            3.59%
      Great Britain      7.24%        Switzerland       2.24%

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                 CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------

Investments as of December 31, 1996
(Unaudited)

INVESTMENTS--100.6% OF TOTAL NET ASSETS

  FACE
 AMOUNT         DESCRIPTION                                                   VALUE (A)
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT--52.2%
 $ 9,000,000  United States Treasury Bills 5.265%, 1/09/97  ...............  $ 8,989,470
   2,500,000  United States Treasury Bills 4.980%, 1/16/97  ...............    2,494,813
   5,000,000  United States Treasury Bills 5.295%, 3/20/97  ...............    4,942,637
   3,000,000  United States Treasury Bills 5.445%, 5/29/97  ...............    2,932,845
   4,000,000  United States Treasury Bills 5.090%, 7/24/97  ...............    3,884,627
   3,000,000  United States Treasury Bills 5.145%, 10/16/97  ..............    2,876,520
   4,000,000  United States Treasury Bills 5.140%, 11/13/97  ..............    3,819,529
   3,000,000  United States Treasury Bills 5.190%, 11/13/97  ..............    2,863,330
                                                                             -----------
                                                                              32,803,771
                                                                             ------------
              REPURCHASE AGREEMENTS--48.4%
  15,400,000  Repurchase agreement with Goldman Sachs dated 12/31/96 at
                6.450% to be repurchased at $15,405,518 on 1/02/97.
                Collateralized by $14,120,000 U.S. Treasury Bonds 4.625%
                due 11/15/22 valued at $15,728,000  .......................   15,400,000
  15,000,000  Repurchase agreement with Merrill Lynch dated 12/31/96 at
                6.400% to be repurchased at $15,005,333 on 1/02/97.
                Collateralized by $15,075,000 U.S. Treasury Note 5.875% due
                3/31/99 valued at $15,308,000  ............................   15,000,000
                                                                             -----------
                                                                              30,400,000
                                                                             -----------
              Total Investments--100.6% (Identified Cost $63,203,771)  (b)    63,203,771
              Other assets less liabilities  ..............................    (360,131)
                                                                             -----------
              Total Net Assets--100% ......................................  $62,843,640
                                                                             ===========

(a) See Note 1a.
(b) The aggregate cost for federal income tax purposes was $63,203,771.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         TAX EXEMPT MONEY MARKET TRUST
-------------------------------------------------------------------------------

Investments as of December 31, 1996
(Unaudited)

TAX EXEMPT OBLIGATIONS -- 99.2% OF TOTAL NET ASSETS

    FACE
   AMOUNT        DESCRIPTION                                                       VALUE (a)
---------------------------------------------------------------------------------------------
                 ALABAMA--1.1%
    $   800,000  Athens Industrial Development Board Revenue, Floating Rate
                   4.300% (b)  ...............................................  $   800,000
                                                                                -----------
                 CALIFORNIA--8.1%
      1,200,000  San Bernadino Multifamily, Floating Rate 4.250% (b)  ........    1,200,000
      2,000,000  California State, 4.500%, 6/30/97  ..........................    2,005,027
      2,500,000  Contra Costa Community College, 4.500%, 6/30/97  ............    2,508,308
                                                                                -----------
                                                                                  5,713,335
                                                                                -----------
                 DISTRICT OF COLUMBIA--4.4%
      3,100,000  District of Columbia, Floating Rate 5.100% (b)  .............    3,100,000
                                                                                -----------
                 FLORIDA--13.1%
      3,100,000  Broward County Multi Family Housing, Floating Rate 4.300% (b)    3,100,000
      2,500,000  Dade County Special Obligation, Floating Rate 4.450% (b)  ...    2,500,000
        500,000  Alachua County Health Facilities Authority, 3.900%, 1/06/97        500,000
        500,000  Florida Municipal Power Agency, 3.700%, 1/08/97  ............      500,000
        600,000  Alachua County Health Facilities Authority, 3.600%, 2/10/97        600,000
        600,000  Alachua County Health Facilities Authority, 3.700%, 3/07/97        600,000
        500,000  Alachua County Health Facilities Authority, 3.550%, 4/04/97        500,000
      1,000,000  Alachua County Health Facilities Authority, 3.600%, 4/07/97      1,000,000
                                                                                -----------
                                                                                  9,300,000
                                                                                -----------
                 HAWAII--8.2%
      2,410,000  Hawaii State Department of Budget & Finance, Floating Rate
                   4.750% (b)  ...............................................    2,410,000
      3,400,000  Hawaii State Housing Finance & Development Corp., Floating
                   Rate 4.200% (b)  ..........................................    3,400,000
                                                                                -----------
                                                                                  5,810,000
                                                                                -----------
                 ILLINOIS--13.4%
        600,000  Elmhurst Revenue, Floating Rate 4.300% (b)  .................      600,000
      3,000,000  Illinois Health Facilities Authority Revenue, Floating Rate
                   4.750% (b)  ...............................................    3,000,000
      1,000,000  Illinois Health Facilities Authority Revenue Series D,
                   Floating Rate 4.150% (b)  .................................    1,000,000
      1,900,000  Jackson/Union Counties, Floating Rate 4.150% (b)  ...........    1,900,000
      3,000,000  Saint Charles Industrial Development Revenue, Floating Rate
                   4.150% (b)  ...............................................    3,000,000
                                                                                -----------
                                                                                  9,500,000
                                                                                -----------
                 INDIANA--5.4%
      1,300,000  Fort Wayne Hospital Authority Revenue, Floating Rate 4.150%(b)   1,300,000
      1,500,000  Fort Wayne Hospital Authority Revenue Series B, Floating Rate
                   4.150% (b)  ...............................................    1,500,000
      1,035,000  Rockport Pollution Control Revenue, Floating Rate 4.150% (b)     1,035,000
                                                                                -----------
                                                                                  3,835,000
                                                                                -----------
                 IOWA--7.6%
      3,000,000  Iowa School Corps Warrant Certificates, 4.750%, 6/27/97  ....    3,011,187
      2,365,000  Iowa Municipalities Workers Bond Anticipation Notes, 4.100%,
                   7/01/97  ..................................................    2,365,000
                                                                                -----------
                                                                                  5,376,187
                                                                                -----------
                 KENTUCKY--1.4%
      1,000,000  Mayfield Multi City Lease, Floating Rate 4.300% (b)  ........    1,000,000
                                                                                -----------
                 LOUISIANA--4.4%
      3,100,000  Louisiana Public Facilities Hospital Authority, Floating Rate
                   4.450% (b)  ...............................................    3,100,000
                                                                                -----------
                 MARYLAND--3.5%
      2,500,000  Maryland State Health & Higher Educational Facilities,
                   Floating Rate 4.000% (b)  .................................    2,500,000
                                                                                -----------
                 MINNESOTA--6.6%
      1,770,000  Mendota Heights, Floating Rate 4.350% (b)  ..................    1,770,000
      1,185,000  Mendota Heights Housing Mortgage Revenue, Floating Rate
                   4.350% (b)  ...............................................    1,185,000
      1,700,000  St. Paul Housing & Redevelopment Authority, Floating Rate
                   4.350% (b)  ...............................................    1,700,000
                                                                                -----------
                                                                                  4,655,000
                                                                                -----------
                 MISSISSIPI--1.5%
      1,015,000  Tupelo Mississippi Water & Sewer Revenue, 6.250%, 8/01/97  ..    1,029,847
                                                                                -----------
                 MONTANA--1.7%
      1,200,000  Forsyth Pollution Control Revenue, Floating Rate 4.700% (b)      1,200,000
                                                                                -----------
                 NEW YORK--0.9%
        600,000  New York City, Floating Rate 4.500% (b)  ....................      600,000
                                                                                -----------
                 OHIO--3.5%
      2,500,000  Montgomery County Hospital Revenue, Floating Rate 3.550% (b)     2,500,000
                                                                                -----------
                 OKLAHOMA--0.8%
        570,000  Norman Regional Hospital Authority Hospital, 3.850%, 9/01/97       570,000
                                                                                -----------
                 PENNSYLVANIA--4.2%
      3,000,000  Emmaus General Authority Revenue, Floating Rate 4.150% (b)  .    3,000,000
                                                                                -----------
                 SOUTH CAROLINA--0.8%
        600,000  Charleston County Industrial Revenue, Floating Rate 5.000%(b)      600,000
                                                                                -----------
                 TEXAS--4.7%
      1,325,000  Nueces County Health Facilities, Floating Rate 4.150% (b)  ..    1,325,000
      2,000,000  Texas State, 4.750%, 8/29/97  ...............................    2,010,114
                                                                                -----------
                                                                                  3,335,114
                                                                                -----------
                 WASHINGTON--2.1%
      1,500,000  Snohomish County Public Utilities, 4.450%, 1/01/97  .........    1,500,000
                                                                                -----------
                 WEST VIRGINIA--0.4%
        295,000  West Virginia State, 5.000%, 11/01/97  ......................      297,616
                                                                                -----------
                 WISCONSIN--1.4%
      1,000,000  Wisconsin State Health & Educational Facilities, 4.250%,
                   6/01/97  ..................................................    1,001,602
                                                                                -----------
                 Total Investments--99.2% (Cost $70,323,701) (c) .............  $70,323,701
                 Other assets less liabilities ...............................      547,464
                                                                                -----------
                 Total Net Assets-100% .......................................  $70,871,165
                                                                                ===========
(a) See Note 1a.
(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(c) The aggregate cost for federal income tax purposes was $70,323,701.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

December 31, 1996
(unaudited)

                                                       CASH MANAGEMENT TRUST
                                               -------------------------------------    TAX EXEMPT
                                                 MONEY MARKET      U.S. GOVERNMENT     MONEY MARKET
                                                    SERIES             SERIES              TRUST
                                               ----------------  -------------------  ---------------
ASSETS
  Investments at value
    Securities ..............................      $666,622,623          $32,803,771      $70,323,701
    Repurchase agreements ...................         --                  30,400,000         --
                                                   ------------          -----------      -----------
  Total investments .........................       666,622,623           63,203,771       70,323,701
  Cash ......................................           839,942               48,430           39,992
  Receivable for:
    Shares of the Trust sold ................         8,012,418               82,346          314,395
    Accrued Interest ........................         1,957,081                5,425          497,684
  Prepaid registration ......................             2,000                2,000            7,000
                                                   ------------          -----------      -----------
                                                    677,434,064           63,341,972       71,182,772
                                                   ------------          -----------      -----------
LIABILITIES
  Payable for:
    Shares of the Trust redeemed ............         6,440,242              394,016          184,686
    Dividends declared ......................           342,909               31,992           27,101
  Accrued expenses:
    Management fees .........................           237,784               22,294         --
    Deferred trustees' fees .................            32,538               29,931           34,729
    Accounting and administrative fees ......             7,773             --                  1,944
    Other expenses ..........................           272,518               20,099           63,147
                                                   ------------          -----------      -----------
                                                      7,333,764              498,332          311,607
                                                   ------------          -----------      -----------
NET ASSETS ..................................      $670,100,300          $62,843,640      $70,871,165
                                                   ============          ===========      ===========
  Net Assets consist of:
    Capital paid in Class A shares ..........      $660,424,931          $61,819,215      $70,407,169
    Capital paid in Class B shares ..........         9,560,463              963,484          463,996
    Undistributed realized gain .............           114,906               60,941         --
                                                   ------------          -----------      -----------
NET ASSETS ..................................      $670,100,300          $62,843,640      $70,871,165
                                                   ============          ===========      ===========
Shares of beneficial interest outstanding,
  no par value
  Class A shares ............................       660,424,770           61,819,215       70,407,168
  Class B shares ............................         9,560,463              963,484          463,996
                                                   ------------          -----------      -----------
Shares of beneficial interest outstanding ...       669,985,233           62,782,699       70,871,164
                                                   ============          ===========      ===========
  Net asset value per share Class A and Class
    B shares*                                             $1.00                $1.00            $1.00
                                                          =====                =====            =====
Cost of investments .........................      $666,622,623          $63,203,771      $70,323,701
                                                   ============          ===========      ===========

* Shares of the Series are sold and redeemed at net asset value (Net assets/Shares of beneficial interest outstanding).

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

Year Ended December 31, 1996
(unaudited)

                                                       CASH MANAGEMENT TRUST
                                               -------------------------------------    TAX EXEMPT
                                                 MONEY MARKET      U.S. GOVERNMENT     MONEY MARKET
                                                    SERIES             SERIES              TRUST
                                               ----------------  -------------------  ---------------
INVESTMENT INCOME
  Interest ..................................      $18,612,793        $1,470,587         $1,239,370
                                                   -----------        ----------         ----------
  Expenses
    Management fees .........................    $   1,413,071        $  117,372        $   135,361
    Trustees' fees ..........................           12,143             8,424              8,345
    Accounting and Administrative ...........           80,338            21,804              1,656
    Custodian ...............................           57,415            11,525             17,753
    Transfer agent ..........................        1,291,119            56,401             60,576
    Audit and tax services ..................           13,500            13,500             14,500
    Legal ...................................           12,863            12,171             12,863
    Printing ................................          116,292             5,572              5,034
    Registration ............................           32,241            33,346             23,864
    Insurance ...............................            4,169               375                439
    Miscellaneous ...........................           65,389             5,653              2,554
                                                   -----------        ----------         ----------
    Total Expenses ..........................        3,098,540           286,143            282,945
  Less -- waiver of fee by investment adviser
     or distributor                                    --                (21,804)           (92,589)
                                                   -----------        ----------         ----------
REALIZED LOSS ON INVESTMENTS - NET ..........             (158)                0                  0
                                                   -----------        ----------         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..      $15,514,095        $1,206,248         $1,049,014
                                                   ===========        ==========         ==========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

(unaudited)

                                                    CASH MANAGEMENT TRUST
                              -------------------------------------------------------------------           TAX EXEMPT
                                      MONEY MARKET SERIES                U.S. GOVERNMENT                MONEY MARKET TRUST
                              ----------------------------------  -------------------------------  -----------------------------
                                                    SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                  YEAR ENDED           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED
                                   JUNE 30,        DECEMBER 31,      JUNE 30,       DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                     1996              1996            1996            1996           1996            1996
                              -----------------   --------------   --------------  -------------   --------------  -------------
FROM OPERATIONS
  Net investment income ....    $    32,127,993   $  15,514,253   $   2,750,073   $  1,206,248   $   2,186,497   $  1,049,014
  Net realized gain (loss)
    from investments .......            118,639            (158)         60,941              0             (44)             0
                                ---------------   -------------   -------------   ------------   -------------   ------------

  Increase in net assets
    from operations ........         32,246,632      15,514,095       2,811,014      1,206,248       2,186,453      1,049,014
                                ---------------   -------------   -------------   ------------   -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income ..        (32,127,993)    (15,514,092)     (2,750,073)    (1,206,248)     (2,186,453)    (1,049,013)
    Realized loss on
      investments ..........             (3,574)              0               0              0               0              0
                                ---------------   -------------   -------------   ------------   -------------   ------------
                                    (32,131,567)    (15,514,092)     (2,750,073)    (1,206,248)     (2,186,453)    (1,049,013)
                                ---------------   -------------   -------------   ------------   -------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of
    shares .................      1,049,919,978     526,902,746      96,446,537     52,011,200      96,882,833     46,948,771
  Net asset value of shares
    issued in connection
    with the reinvestment of
    dividends from net
    investment income ......         31,392,637      14,818,593       2,691,937      1,148,763       2,152,160      1,007,591
  Cost of shares redeemed ..     (1,067,615,550)   (535,241,628)   (106,394,965)   (42,863,266)   (101,935,023)   (41,982,481)
                                ---------------   -------------   -------------   ------------   -------------   ------------
  Increase (decrease) in net
    assets derived from
    capital share
    transactions ...........         13,697,065       6,479,711      (7,256,491)    10,296,697      (2,900,030)     5,973,881
                                ---------------   -------------   -------------   ------------   -------------   ------------

  Total increase (decrease)
    in net assets ..........         13,812,130       6,479,714      (7,195,550)    10,296,697      (2,900,030)     5,973,882
NET ASSETS
  Beginning of the period ..        649,808,456     663,620,586      59,742,493     52,546,943      67,797,313     64,897,283
                                ---------------   -------------   -------------   ------------   -------------   ------------
  End of the period ........    $   663,620,586   $ 670,100,300   $  52,546,943   $ 62,843,640   $  64,897,283   $ 70,871,165
                                ===============   =============   =============   ============   =============   ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                            FROM INVESTMENT OPERATIONS
                                                        ----------------------------------
                                              NET                              NET
                                             ASSET                         REALIZED AND         TOTAL
                                           VALUE AT          NET            UNREALIZED           FROM
                                           BEGINNING      INVESTMENT         GAIN ON          INVESTMENT
                                            OF YEAR         INCOME         INVESTMENTS        OPERATIONS
                                         -------------  --------------  ------------------  --------------
CASH MANAGEMENT TRUST--MONEY MARKET SERIES
  Year Ended June 30,
    1992 ..............................     $1.00          $0.0450              --             $0.0450
    1993 ..............................      1.00           0.0275              --              0.0275
    1994 ..............................      1.00           0.0264              --              0.0264
    1995 ..............................      1.00           0.0469              --              0.0469
    1996 ..............................      1.00           0.0482           $0.0002            0.0484
    Six Months Ended December 31, 1996       1.00           0.0226              --              0.0226

CASH MANAGEMENT TRUST--U.S. GOVERNMENT SERIES
  Year Ended June 30,
    1992 ..............................      1.00           0.0449              --              0.0449
    1993 ..............................      1.00           0.0271              --              0.0271
    1994 ..............................      1.00           0.0257              --              0.0257
    1995 ..............................      1.00           0.0454              --              0.0454
    1996 ..............................      1.00           0.0465            0.001             0.0475
    Six Months Ended December 31, 1996       1.00           0.0215              --              0.0215

TAX EXEMPT MONEY MARKET TRUST
  Year Ended June 30,
    1992 ..............................      1.00           0.0337              --              0.0337
    1993 ..............................      1.00           0.0214              --              0.0214
    1994 ..............................      1.00           0.0208              --              0.0208
    1995 ..............................      1.00           0.0314              --              0.0314
    1996 ..............................      1.00           0.0327              --              0.0327
    Six Months Ended December 31, 1996       1.00           0.0152              --              0.0152

(a) Including net realized gain on investments.

(b) In the case of the Tax Exempt Money Market Trust the ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation and voluntary fee waiver described in Note 3 to the Financial Statements would have been 0.76%, 0.83%, 0.89%,
    0.85% and 0.90% for the years ended June 30, 1992, 1993, 1994, 1995, 1996 and 0.84% for the
    six months ended December 31, 1996.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                       ----------------------------------------------

            LESS DISTRIBUTIONS                                                           RATIO OF        RATIO OF
-------------------------------------------      NET                       NET           OPERATING          NET
       DIVIDENDS                                ASSET                     ASSETS        EXPENSES TO      INCOME TO
        FROM NET                               VALUE AT      TOTAL        END OF          AVERAGE         AVERAGE
       INVESTMENT               TOTAL           END OF       RETURN        YEAR         NET ASSETS       NET ASSETS
         INCOME             DISTRIBUTIONS        YEAR         (%)          (000)          (%)(B)            (%)
------------------------  -----------------  ------------  ----------  -------------  ---------------  --------------

       $(0.0450)             $(0.0450)          $1.00         4.58       $925,077          0.73             4.56
        (0.0275)              (0.0275)           1.00         2.84        775,914          0.79             2.78
        (0.0264)              (0.0264)           1.00         2.68        699,369          0.84             2.65
        (0.0469)              (0.0469)           1.00         4.79        649,808          0.88             4.67
        (0.0484)(a)           (0.0484)           1.00         4.95        663,621          0.90             4.85
        (0.0226)              (0.0226)           1.00         4.73(c)     670,100          0.92(c)          4.67(c)


        (0.0449)              (0.0449)           1.00         4.57         79,218          0.73             4.50
        (0.0271)              (0.0271)           1.00         2.80         64,595          0.78             2.73
        (0.0257)              (0.0257)           1.00         2.60         58,963          0.84             2.54
        (0.0454)              (0.0454)           1.00         4.64         59,742          0.92             4.53
        (0.0475)              (0.0475)           1.00         4.86         52,547          0.93             4.80
        (0.0215)              (0.0215)           1.00         4.49(c)      62,844          0.96(c)          4.63(c)

        (0.0337)              (0.0337)           1.00         3.41         65,753          0.56             3.38
        (0.0214)              (0.0214)           1.00         2.20         56,555          0.56             2.14
        (0.0208)              (0.0208)           1.00         2.10         66,620          0.56             2.08
        (0.0314)              (0.0314)           1.00         3.18         67,797          0.56             3.15
        (0.0327)              (0.0327)           1.00         3.32         64,897          0.56             3.29
        (0.0152)              (0.0152)           1.00         3.17(c)      70,781          0.56(c)          3.13(c)

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

December 31, 1996
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. New England Cash Management Trust and New England Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies.

NEW ENGLAND CASH MANAGEMENT TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Effective September 13, 1993, each Series began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund. Each Series is separately managed and has its own objectives and policies. The Trust is comprised of the Money Market Series and the U.S. Government Series.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis.

B. REPURCHASE AGREEMENTS. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors, L.P. ("Back Bay Advisors") is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

D. WHEN-ISSUED SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. At December 31, 1996, there were no when issued securities.

E. FEDERAL INCOME TAXES. Each Series of the Cash Management Trust and the Tax Exempt Money Market Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for federal income tax purposes.

The Form 1099 you receive in January 1997 shows the tax status of all distributions paid to your account in calendar year 1996.

F. DIVIDENDS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually.

G. OTHER. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. INVESTMENT TRANSACTIONS
For the six months ended December 31, 1996:

NEW ENGLAND CASH MANAGEMENT TRUST -- Purchase and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $2,344,629,647 and $2,355,274,703, respectively, for the Money Market Series. Purchases and sales or maturities of United States government obligations, including securities purchased subject to repurchase agreements, aggregated $3,106,319,612 and $3,095,650,000, respectively, for the U.S. Government Series.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- Purchases and sales or maturities of short-term obligations aggregated $103,266,023 and $99,785,000, respectively.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

During the six months ended December 31, 1996, the Trusts incurred management fees payable to the Trusts' investment adviser, New England Funds Management L.P. ("NEFM") and Subadviser, Back Bay Advisors. Certain officers and directors of NEFM are also officers and trustees of the Trusts. NEFM and Back Bay Advisors are wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

NEW ENGLAND CASH MANAGEMENT TRUST
Under the management agreements, each series pays to its investment adviser, NEFM, a monthly fee based on the annual percentage rates of the corresponding levels of that series' average daily net asset values set forth below:

Under the same management agreements, NEFM pays to its investment subadviser, Back Bay Advisors, a monthly fee based on the annual percentage rates of the corresponding levels of that series' average daily net asset values set forth below:

                                                  ADVISORY FEES PAID BY NEFM TO THE SUBADVISER, BBA
                       ADVISORY FEES PAID BY     ----------------------------------------------------
                         THE SERIES TO NEFM        CASH MANAGEMENT TRUST      CASH MANAGEMENT TRUST
                       ANNUAL PERCENTAGE RATE       MONEY MARKET SERIES      U.S. GOVERNMENT SERIES
                       ----------------------       -------------------      ----------------------

the first $500 million .....   .4250%                     .2050%                     .2125%
the next $500 million ......   .4000%                     .1800%                     .2000%
the next $500 million ......   .3500%                     .1600%                     .1750%
the next $500 million ......   .3000%                     .1400%                     .1500%
amounts in excess of
  $2 billion ......            .2500%                     .1200%                     .1250%

FEES EARNED FROM MONEY MARKET SERIES
$742,531                    New England Funds Management, L.P.
$670,540                    Back Bay Advisors, L.P.

FEES EARNED FROM U.S. GOVERNMENT SERIES
$58,686                     New England Funds Management, L.P.
$58,686                     Back Bay Advisors, L.P.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
The Trust pays management fees to its investment adviser, NEFM at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. NEFM pays the Trust's investment subadviser, Back Bay Advisors, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by NEFM and Back Bay Advisors under the management agreements in effect during the six months ended December 31, 1996 are as follows:

FEES EARNED
-----------

$67,680                     New England Funds Management, L.P.
$67,681                     Back Bay Advisors, L.P.

NEFM and Back Bay Advisors have voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.5625 of 1% of average net assets per year. As a result of exceeding the expense limitation, management fees for the six months ended December 31, 1996 were reduced by $46,295 and $46,294, respectively.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Trusts' distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Trusts. Each Trust reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Trusts,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended December 31, 1996, these expenses amounted to $80,338 for the Cash Management Trust Money Market, and $1,656 for the Tax Exempt Money Market Trust.

New England Funds has voluntarily agreed to waive accounting and administrative fees for the Cash Management Trust U.S. Government Series until further notice. As a result of this voluntary waiver, New England Funds waived its entire fee of $21,804 for the six months ended December 31, 1996.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Trusts. For the six months ended December 31, 1996, the New England Cash Management Trust Money Market Series, U.S. Government Series and Tax Exempt Money Market Trust paid $856,852, $41,249 and $37,158, respectively, to New England Funds as compensation for its services in that capacity.

4. TRUSTEES FEES AND EXPENSES. The Trusts do not pay any compensation to officers or trustees who are directors, officers, or employees of NEFM, NEIC, New England Funds or their affiliates, other than registered investment companies.
Each disinterested trustee is compensated by each series of the Cash Management Trust and by the Tax Exempt Money Market Trust as follows:

                                                               U.S. GOV'T        TAX EXEMPT MONEY
                                      MONEY MARKET SERIES      SERIES            MARKET TRUST
                                      -------------------      ------            ------------
Annual Retainer ....................  $2,412                   $1,451            $1,455
Meeting Fee ........................  $114/meeting             $114/meeting      $114/meeting
Committee Meeting Fee ..............  $68/meeting              $68/meeting       $68/meeting
Committee Chairman
  Annual Retainer ..................  $314                     $26               $31

A deferred compensation plan is available to members of the boards of trustees. A trustee's participation in the plan is voluntary. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the relevant series or Trust on the normal payment date.

5. CONCENTRATION OF CREDIT. The Tax Exempt Money Market Trust had the following industry concentrations in excess of 10% on December 31, 1996 as a percentage of the Trust's total net assets: Education (12.69%), Government (14.61%), Hospitals (28.93%), and Housing (17.43%). The Trust also had more than 10% of its total net assets invested in Florida (13.1%), Illinois (13.4%) and had more than 10% of its net assets backed by letters of credit with Sumitomo Bank (15.18%).

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              NEW ENGLAND FUNDS
        Where The Best Minds Meet(TM)





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             399 Boylston Street

            Boston, Massachusetts

                    02116
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        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  MM56-1296

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